LOANS TO THIRD PARTIES-SHORT TERM - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Oct. 31, 2025
LOANS TO THIRD PARTIES-SHORT TERM
Interest rates on loans given to third parties (in %)			4.50%
Working fund to third party companies
LOANS TO THIRD PARTIES-SHORT TERM
Proceeds from collection of principal (as a percent)	1.60%	1.60%
Proceeds from collection	¥ 4.6	$ 700
Working fund to third party companies | Minimum
LOANS TO THIRD PARTIES-SHORT TERM
Interest rates on loans given to third parties (in %)	5.00%	5.00%
Working fund to third party companies | Maximum
LOANS TO THIRD PARTIES-SHORT TERM
Interest rates on loans given to third parties (in %)	12.00%	12.00%